Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [Line Items]
Bonds payables (current portion included)	$ 48,517,631	$ 41,980,931
Long-term loans (current portion included)	32,165,336	29,248,690
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Bonds payables (current portion included)	49,342,714	42,835,431
Long-term loans (current portion included)	32,165,336	29,248,690
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member] | Level 1 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Bonds payables (current portion included)	31,422,772	25,182,667
Long-term loans (current portion included)	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member] | Level 2 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Bonds payables (current portion included)	17,919,942	17,652,764
Long-term loans (current portion included)	32,165,336	29,248,690
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member] | Level 3 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Bonds payables (current portion included)	0	0
Long-term loans (current portion included)	$ 0	$ 0